UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:   Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund

FFI Government Fund

FFI Treasury Fund

Master Institutional Money Market LLC

Master Premier Government Institutional Portfolio

Master Treasury Strategies Institutional Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series

and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2018

Date of reporting period: 04/30/2018

Item 1 – Report to Stockholders

APRIL 30, 2018

ANNUAL REPORT

Funds For Institutions Series

➢	BlackRock Premier Government Institutional Fund
➢	BlackRock Treasury Strategies Institutional Fund
➢	BlackRock Select Treasury Strategies Institutional Fund
➢	FFI Government Fund
➢	FFI Treasury Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. While the market’s appetite for risk remained healthy, risk taking varied by asset class, as bond investors cautiously shifted to higher-quality securities, and stock investors continued to embrace risk by investing abroad.

The largest global economies experienced sustained, synchronized growth for the first time since the financial crisis, leading to strong equity performance worldwide. Emerging markets stocks posted the highest return, as accelerating growth in China, the second-largest economy in the world, improved the outlook for corporate profits in most developing nations.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.5%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. In credit markets, the investment-grade and high-yield bond markets posted modest returns in a relatively benign credit environment.

Even though it faced rising pressure to boost interest rates in 2017, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates just three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. The economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus, as unemployment dipped below 4.0%, wages increased, and job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation surpassed the Fed’s target of 2.0%.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth, as well as limited bond supply, pressured other central banks to follow in the Fed’s footsteps. In October 2017, the ECB pledged to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, even though the size of its balance sheet almost matched the total output of the Japanese economy.

The Fed’s measured pace of stimulus reduction could lead to moderately higher inflation, steadily rising interest rates, and improving real growth in 2018. We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. In particular, we are closely monitoring trade protectionism and the rise of populism in Western nations.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including corporate spending on stock buybacks, mergers & acquisitions and capital investment, which could extend the economic cycle if inflation and interest rates rise at a relatively modest pace.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.82%	13.27%
U.S. small cap equities (Russell 2000® Index)	3.27	11.54
International equities (MSCI Europe, Australasia, Far East Index)	3.41	14.51
Emerging market equities (MSCI Emerging Markets Index)	4.80	21.71
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.68	1.17
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(3.79)	(3.64)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.87)	(0.32)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.76)	1.44
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.17)	3.27
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the 12-Month Period Ended April 30, 2018

Notable conditions during the reporting period included the continued steady removal of monetary accommodation by the Federal Open Market Committee (“FOMC”), the gradual reduction of the balance sheet by the Fed, a series of short-term spending agreements to keep the government open, and the passage of U.S. tax reform. All of these factors contributed to defensive positioning by money market fund managers in preparation of potential asset and/or market volatility.

The U.S. debt ceiling was a focus during the summer months. Volatility was manifest via an earlier-than-usual back up in yields of Treasury bills deemed most at risk of a potential delay in payment if the borrowing capacity was not addressed in a timely fashion. In September, as anticipated, the FOMC announced the commencement of its balance sheet normalization program starting in October 2017. Jerome Powell was nominated as Chairman of the FOMC in November to replace Janet Yellen, who stepped down upon Powell’s confirmation in February 2018.

Money market fund managers generally maintained a defensive posture leading up to the December 2017 FOMC meeting and in advance of seasonal redemptions that typically occur at year end. At the same time, certain banks had a strong need for dollar funding. The mismatch of needs resulted in credit spreads widening heading into the end of the year, as reflected in the differential between the three-month London Inter-Bank Offered Rate (“LIBOR”) and overnight index swaps. The trend continued up until the better-than-expected tax-receipts in April, where a contraction and stabilization of the credit spreads occurred. This was evidenced by the three-month LIBOR and overnight index swaps spread contracting to 53 basis points, down from a high of 60 basis points earlier in the year.

At the March 21, 2018 FOMC meeting, the last held throughout the period, the Committee voted unanimously to raise the Fed Funds target rate range by 0.25% to 1.50% to 1.75%. Following the resolution of the debt ceiling limit in early February, the U.S. Treasury increased net bill supply by an estimated $330 billion over a six-week period ending March 29, 2018. The massive amount of supply, in combination with the base erosion and anti-abuse tax stemming from the repatriation of U.S. dollars held offshore, pressured short-term credit spreads wider. These pressures persisted until early April.

In our opinion, at least two additional 0.25% interest rate increases are possible during the balance of 2018. The first is expected to occur in June, with a second in September and, if warranted, a third in December. While income tax receipts have produced a temporary respite from the heavy Treasury bill issuance experienced during the first quarter 2018, a projected decline in revenues from the tax overhaul along with an increase in federal spending are expected to result in a slightly elevated net Treasury bill supply in subsequent months.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of April 30, 2018	Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Premier Government Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On May 24, 2017, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective December 1, 2017, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2018	1.45%	1.45%

BlackRock Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On May 24, 2017, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective December 1, 2017, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2018	1.38%	1.38%

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On May 24, 2017, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective December 1, 2017, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2018	1.49%	1.49%

FFI Government Fund

FFI Government Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On February 18, 2016, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective September 1, 2016, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2018	0.81%	0.81%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	41%
U.S. Government Sponsored Agency Obligations	30
U.S. Treasury Obligations	28
Other Assets Less Liabilities	1

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On February 18, 2016, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective September 1, 2016, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2018	1.37%	1.37%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	113%
Liabilities in Excess of Other Assets	(13)

FUND INFORMATION	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of these Funds may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees, service and distribution fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2017 and held through April 30, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
BlackRock Premier Government Institutional Fund(c)	$1,000.00	$1,005.60	$0.70	$1,000.00	$1,024.10	$0.70	0.14%
BlackRock Treasury Strategies Institutional Fund(c)	1,000.00	1,005.00	1.44	1,000.00	1,023.36	1.45	0.29
BlackRock Select Treasury Strategies Institutional Fund(c)	1,000.00	1,005.50	0.90	1,000.00	1,023.90	0.90	0.18
FFI Government Fund	1,000.00	1,004.00	2.63	1,000.00	1,022.17	2.66	0.53
FFI Treasury Fund	1,000.00	1,005.30	1.34	1,000.00	1,023.46	1.35	0.27

(a)	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(c)	Because the Funds invest all of their assets in their respective Master Portfolio, the expense example reflects the expenses of both the Funds and the Master Portfolios in which they invest.

6	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments April 30, 2018	FFI Government Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations(a) — 29.7%
Federal Farm Credit Bank Discount Notes, 1.29%, 07/13/18	$575	$573,507
Federal Home Loan Bank Discount Notes:
1.73%, 05/09/18	100	99,962
1.76%, 05/09/18	105	104,960
1.72%, 06/13/18	500	498,979
1.75%, 06/20/18 - 07/05/18	10,330	10,297,694
1.79%, 07/18/18	155	154,400
1.84%, 07/20/18	10,640	10,596,612

Total U.S. Government Sponsored Agency Obligations — 29.7% (Cost — $22,326,114)		22,326,114

U.S. Treasury Obligations(a) — 27.9%
U.S. Treasury Bills, 1.66%, 05/17/18	21,000	20,984,759

Total U.S. Treasury Obligations — 27.9% (Cost — $20,984,759)		20,984,759

Total Repurchase Agreements — 41.2%		31,000,000

Total Investments — 98.8% (Cost — $74,310,873*)		74,310,873
Other Assets Less Liabilities — 1.2%		868,830

Net Assets — 100.0%		$75,179,703

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	1.73%		04/30/18	05/01/18	$1,000	$1,000	$1,000,048	U.S. Treasury Obligation, 1.25%, due 11/15/18	$1,018,700	$1,020,006
HSBC Securities (USA), Inc.	1.72		04/30/18	05/01/18	10,000	10,000	10,000,478	U.S. Government Sponsored Agency Obligation, 3.50%, due 11/01/42	16,885,000	10,300,380
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.72		04/30/18	05/01/18	4,000	4,000	4,000,191	U.S. Treasury Obligation, 2.75%, due 04/30/23	4,089,800	4,080,066
	1.74		04/30/18	05/01/18	1,000	1,000	1,000,048	U.S. Government Sponsored Agency Obligation, 3.00%, due 09/25/43	1,143,292	1,050,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$5,000				$5,130,067

Mitsubishi UFJ Securities USA, Inc.	1.71		04/30/18	05/01/18	1,000	1,000	1,000,048	U.S. Government Sponsored Agency Obligations, 3.61% to 3.62%, due 07/01/39 to 06/01/43	997,351	1,030,001
Natixis SA	1.72	(a)	04/30/18	05/01/18	1,000	1,000	1,000,048	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.13% to 5.76%, due 04/15/22 to 04/20/48	22,862,260	1,029,620
	1.71	(a)	04/30/18	05/01/18	3,000	3,000	3,000,143	U.S. Treasury Obligations, 0.00% to 8.75%, due 10/18/18 to 02/15/46	3,214,800	3,060,004

Total Natixis SA						$4,000				$4,089,624

TD Securities (USA) LLC	1.74		04/30/18	05/01/18	10,000	10,000	10,000,483	U.S. Treasury Obligation, 1.13%, due 02/28/19	10,275,600	10,200,031

						$31,000				$31,770,109

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (continued) April 30, 2018	FFI Government Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$74,310,873	$—	$74,310,873

(a)	See above Schedule of Investments for values in each security type.

During the year ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

8	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments April 30, 2018	FFI Treasury Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 112.8%
U.S. Treasury Bills(a):
1.72%, 05/03/18	$31,000	$30,997,081
1.55%, 05/10/18	61,000	60,977,354
1.55%, 05/10/18	27,000	26,989,065
1.71%, 05/24/18	68,000	67,927,013
1.67%, 05/31/18	25,000	24,965,729
1.81%, 06/21/18	16,000	15,959,653
1.80%, 07/19/18	3,500	3,486,406
1.86%, 07/26/18	3,090	3,076,529
1.86%, 07/26/18	1,545	1,538,283
1.78%, 08/02/18	31,000	30,856,207
U.S. Treasury Notes (3 mo. Treasury money market yield + 0.07%), 1.91%, 04/30/19(b)	1,140	1,140,227

Total Investments — 112.8% (Cost — $267,913,547*)		267,913,547
Liabilities in Excess of Other Assets — (12.8)%		(30,302,530)

Net Assets — 100.0%		$237,611,017

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$267,913,547	$—	$267,913,547

(a)	See above Schedule of Investments for values in each security type.

During the year ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Statements of Assets and Liabilities

April 30, 2018

	BlackRock Premier Government Institutional Fund	BlackRock Treasury Strategies Institutional Fund	BlackRock Select Treasury Strategies Institutional Fund	FFI Government Fund	FFI Treasury Fund

ASSETS
Investments at value — from the applicable Master Portfolio	$339,604,889	$272,074,878	$236,140,375	$—	$—
Investments at value — unaffiliated(a)	—	—	—	43,310,873	267,913,547
Repurchase agreements at value — unaffiliated(b)	—	—	—	31,000,000	—
Cash	—	—	—	1,057,139	935,472
Receivables:
From the administrator	104,992	1,272	6,874	—	—
Interest — unaffiliated	—	—	—	1,486	60
Prepaid expenses	33,756	57,362	32,503	10,319	11,717

Total assets	339,743,637	272,133,512	236,179,752	75,379,817	268,860,796

LIABILITIES
Payables:
Income dividend distributions	368,014	149,050	277,614	26,460	251,404
Transfer agent fees	44,587	57,833	—	—	—
Professional fees	40,690	26,679	30,227	46,406	44,624
Directors’ and Officer’s fees	246	381	130	—	249
Board consolidation	182	1,272	138	163	170
Investments purchased	—	—	—	—	30,856,207
Investment advisory fees	—	—	—	14,923	40,153
Administration fees	—	34,343	9,927	—	—
Custodian fees	—	—	—	20,005	20,748
Other accrued expenses	6,611	5,531	12,059	92,157	36,224

Total liabilities	460,330	275,089	330,095	200,114	31,249,779

NET ASSETS	$339,283,307	$271,858,423	$235,849,657	$75,179,703	$237,611,017

NET ASSETS CONSIST OF
Paid-in capital	$338,967,796	$271,721,467	$235,760,111	$75,173,220	$237,602,360
Undistributed net investment income	247,427	55,889	15,122	4,779	2,454
Accumulated net realized gain	—	—	—	1,704	6,203
Accumulated net realized gain allocated from the applicable Master Portfolio	68,084	81,067	74,424	—	—

Net Assets, $1.00 net asset value per share(c)	$339,283,307	$271,858,423	$235,849,657	$75,179,703	$237,611,017

(a) Investments at cost — unaffiliated	$—	$—	$—	$43,310,873	$267,913,547
(b) Repurchase agreements at cost — unaffiliated.	$—	$—	$—	$31,000,000	$—
(c) Shares outstanding, unlimited shares authorized, par value $0.01 per share	338,967,796	271,721,467	235,760,084	75,173,220	237,602,369

See notes to financial statements.

10	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended April 30, 2018

	BlackRock Premier Government Institutional Fund	BlackRock Treasury Strategies Institutional Fund	BlackRock Select Treasury Strategies Institutional Fund	FFI Government Fund	FFI Treasury Fund

INVESTMENT INCOME
Interest — unaffiliated	$—	$—	$—	$1,003,014	$4,099,094
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	16,888,177	7,097,163	4,907,664	—	—
Expenses	(1,180,298)	(439,833)	(295,753)	—	—

Total investment income	15,707,879	6,657,330	4,611,911	1,003,014	4,099,094

FUND EXPENSES
Investment advisory	—	—	—	310,449	1,331,865
Administration	1,711,800	1,007,256	584,730	—	—
Transfer agent	296,621	416,373	65,271	72,637	44,881
Registration	111,128	52,993	72,628	23,364	28,832
Professional	64,397	19,541	18,990	36,895	34,154
Printing	7,737	9,891	9,198	7,480	11,103
Directors and Officer	46	190	22	4,749	6,364
Custodian	—	—	—	27,407	14,867
Accounting services	—	—	—	47,228	55,939
Board consolidation	182	1,272	138	163	170
Miscellaneous	4,721	17,023	16,318	11,270	18,518

Total expenses	2,196,632	1,524,539	767,295	541,642	1,546,693
Less fees waived and/or reimbursed by the Manager	—	—	—	(133,050)	(570,676)
Less fees waived and/or reimbursed by the Administrator	(983,597)	(1,272)	(252,906)	—	—

Total expenses after fees waived and/or reimbursed	1,213,035	1,523,267	514,389	408,592	976,017

Net investment income	14,494,844	5,134,063	4,097,522	594,422	3,123,077

REALIZED GAIN
Net realized gain allocated from the applicable Master Portfolio	68,084	81,067	74,424	—	—
Net realized gain from investments	—	—	—	1,704	6,225

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,562,928	$5,215,130	$4,171,946	$596,126	$3,129,302

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

	BlackRock Premier Government Institutional Fund		BlackRock Treasury Strategies Institutional Fund
	Year Ended April 30,		Year Ended April 30,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,494,844	$8,303,221	$5,134,063	$1,691,729
Net realized gain	68,084	313,178	81,067	180,911

Net increase in net assets resulting from operations	14,562,928	8,616,399	5,215,130	1,872,640

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(14,428,765)	(8,303,221)	(5,123,664)	(1,691,729)
From net realized gain	(120,930)	(344,997)	(10,399)	(236,486)

Decrease in net assets resulting from distributions to shareholders	(14,549,695)	(8,648,218)	(5,134,063)	(1,928,215)

CAPITAL TRANSACTIONS
Proceeds from sale of shares	6,976,550,442	12,853,476,866	640,801,896	1,866,930,564
Reinvestment of distributions	5,798,839	3,898,811	3,706,680	1,428,896
Cost of shares redeemed	(9,200,919,504)	(13,469,714,574)	(1,317,239,083)	(2,267,071,080)

Net decrease in net assets derived from capital transactions	(2,218,570,223)	(612,338,897)	(672,730,507)	(398,711,620)

NET ASSETS
Total decrease in net assets	(2,218,556,990)	(612,370,716)	(672,649,440)	(398,767,195)
Beginning of year	2,557,840,297	3,170,211,013	944,507,863	1,343,275,058

End of year	$339,283,307	$2,557,840,297	$271,858,423	$944,507,863

Undistributed net investment income, end of year	$247,427	$181,348	$55,889	$45,490

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock Select Treasury Strategies Institutional Fund		FFI Government Fund
	Year Ended April 30,		Year Ended April 30,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,097,522	$1,643,513	$594,422	$391,230
Net realized gain	74,424	133,270	1,704	31,351

Net increase in net assets resulting from operations	4,171,946	1,776,783	596,126	422,581

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(4,087,436)	(1,643,513)	(592,137)	(391,230)
From net realized gain	(10,086)	(164,551)	(2,285)	(30,993)

Decrease in net assets resulting from distributions to shareholders	(4,097,522)	(1,808,064)	(594,422)	(422,223)

CAPITAL TRANSACTIONS
Proceeds from sale of shares	805,131,106	2,713,276,702	—	1,195,242,105
Reinvestment of distributions	1,775,348	978,254	570,859	297,414
Cost of shares redeemed	(935,353,482)	(3,385,439,778)	(32,773,864)	(2,063,960,372)

Net decrease in net assets derived from capital transactions	(128,447,028)	(671,184,822)	(32,203,005)	(868,420,853)

NET ASSETS
Total decrease in net assets	(128,372,604)	(671,216,103)	(32,201,301)	(868,420,495)
Beginning of year	364,222,261	1,035,438,364	107,381,004	975,801,499

End of year	$235,849,657	$364,222,261	$75,179,703	$107,381,004

Undistributed net investment income, end of year	$15,122	$5,036	$4,779	$2,494

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets  (continued)

	FFI Treasury Fund
	Year Ended April 30,
	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,123,077	$1,027,114
Net realized gain	6,225	73,795

Net increase in net assets resulting from operations	3,129,302	1,100,909

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(3,120,623)	(1,027,114)
From net realized gain	(2,996)	(155,538)

Decrease in net assets resulting from distributions to shareholders	(3,123,619)	(1,182,652)

CAPITAL TRANSACTIONS
Proceeds from sale of shares	—	1,149,872,961
Reinvestment of distributions	2,969,166	228,519
Cost of shares redeemed	(300,250,842)	(2,052,141,725)

Net decrease in net assets derived from capital transactions	(297,281,676)	(902,040,245)

NET ASSETS
Total decrease in net assets	(297,275,993)	(902,121,988)
Beginning of year	534,887,010	1,437,008,998

End of year	$237,611,017	$534,887,010

Undistributed net investment income, end of year	$2,454	$—

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

14	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Premier Government Institutional Fund
	Year Ended April 30,
	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0097		0.0031	0.0012	0.0007	0.0008
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0000 (a)

Net increase from investment operations	0.0097		0.0033	0.0013	0.0008	0.0008

Distributions(b)
From net investment income	(0.0097)		(0.0031)	(0.0012)	(0.0007)	(0.0008)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	—

Total distributions	(0.0097)		(0.0033)	(0.0013)	(0.0008)	(0.0008)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.97%		0.33%	0.13%	0.08%	0.08%

Ratios to Average Net Assets(e)
Total expenses	0.20%		0.18%	0.17%	0.17%	0.17%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%		0.15%	0.17%	0.17%	0.17%

Net investment income	0.85%		0.31%	0.12%	0.07%	0.08%

Supplemental Data
Net assets, end of year (000)	$339,283		$2,557,840	$3,170,211	$3,441,012	$6,613,656

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Premier Government Institutional Portfolio’s allocated expenses and/or net investment income.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Treasury Strategies Institutional Fund
	Year Ended April 30,
	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00	$1.00		$1.00		$1.00

Net investment income	0.0084		0.0016	0.0005		0.0004		0.0003
Net realized gain	0.0000	(a)	0.0002	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0084		0.0018	0.0005		0.0004		0.0003

Distributions(b)
From net investment income	(0.0084)		(0.0016)	(0.0005)		(0.0004)		(0.0003)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0084)		(0.0018)	(0.0005)		(0.0004)		(0.0003)

Net asset value, end of year	$1.00		$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.85%		0.18%	0.05%		0.04%		0.03%

Ratios to Average Net Assets(e)
Total expenses	0.29%		0.28%	0.25%		0.24%		0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%		0.28%	0.23%		0.20%		0.20%

Net investment income	0.76%		0.16%	0.05%		0.03%		0.02%

Supplemental Data
Net assets, end of year (000)	$271,858		$944,508	$1,343,275		$1,700,011		$1,931,574

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Treasury Strategies Institutional Porfolio’s allocated expenses and/or net investment income.

See notes to financial statements.

16	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Select Treasury Strategies Institutional Fund
	Year Ended April 30,
	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00	$1.00		$1.00		$1.00

Net investment income	0.0096		0.0026	0.0011		0.0005		0.0005
Net realized gain	0.0000	(a)	0.0004	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0096		0.0030	0.0011		0.0005		0.0005

Distributions(b)
From net investment income	(0.0096)		(0.0026)	(0.0011)		(0.0005)		(0.0005)
From net realized gain	(0.0000	)(c)	(0.0004)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0096)		(0.0030)	(0.0011)		(0.0005)		(0.0005)

Net asset value, end of year	$1.00		$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.96%		0.30%	0.11%		0.05%		0.05%

Ratios to Average Net Assets(e)
Total expenses	0.24%		0.22%	0.21%		0.20%		0.20%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%		0.18%	0.18%		0.18%		0.18%

Net investment income	0.91%		0.24%	0.10%		0.05%		0.04%

Supplemental Data
Net assets, end of year (000)	$235,850		$364,222	$1,035,438		$1,774,179		$2,593,125

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of Master Treasury Strategies Institutional Portfolio’s allocated expenses and/or net investment income.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FFI Government Fund
	Year Ended April 30,
	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00	$1.00		$1.00		$1.00

Net investment income	0.0069		0.0010	0.0004		0.0001		0.0001
Net realized gain	0.0000	(a)	0.0004	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0069		0.0014	0.0004		0.0001		0.0001

Distributions(b)
From net investment income	(0.0069)		(0.0010)	(0.0004)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0004)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0069)		(0.0014)	(0.0004)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00		$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.69%		0.14%	0.04%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.61%		0.48%	0.38%		0.37%		0.36%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.46%		0.30%	0.18%		0.10%		0.10%

Net investment income	0.67%		0.10%	0.04%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$75,180		$107,381	$975,801		$1,194,071		$1,666,365

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

18	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FFI Treasury Fund
	Year Ended April 30,
	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00	$1.00		$1.00		$1.00

Net investment income	0.0087		0.0014	0.0003		0.0000	(a)	0.0000	(a)
Net realized gain	0.0000	(a)	0.0003	0.0000	(a)	0.0001		0.0001

Net increase from investment operations	0.0087		0.0017	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0087)		(0.0014)	(0.0003)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0003)	(0.0000	)(c)	(0.0001)		(0.0001)

Total distributions	(0.0087)		(0.0017)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00		$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.88%		0.17%	0.03%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.41%		0.39%	0.36%		0.35%		0.34%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%		0.25%	0.11%		0.04%		0.05%

Net investment income	0.82%		0.11%	0.02%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$237,611		$534,887	$1,437,009		$1,756,039		$2,129,423

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements	Funds for Institutions Series

1.	ORGANIZATION

Funds For Institutions Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust consists of five series, BlackRock Premier Government Institutional Fund (“Premier Government Institutional Fund”), BlackRock Treasury Strategies Institutional Fund (“Treasury Strategies Institutional Fund”), BlackRock Select Treasury Strategies Institutional Fund (“Select Treasury Strategies Institutional Fund”), FFI Government Fund (“Government Fund”) and FFI Treasury Fund (“Treasury Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Government Institutional Fund invests all of its assets in Master Premier Government Institutional Portfolio. Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund invest all of their assets in Master Treasury Strategies Institutional Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of April 30, 2018, the percentage of Master Premier Government Institutional Portfolio owned by Premier Government Institutional Fund was 100%. As of April 30, 2018, the percentages of Master Treasury Strategies Institutional Portfolio owned by Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund were 54% and 46%, respectively. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”.

Effective December 1, 2017, Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund no longer accept purchase orders.

Effective September 1, 2016, Government Fund and Treasury Fund no longer accept purchase orders.

Each Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Feeder Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Feeder Funds accrue their own expenses.

Distributions: Distributions from net investment income are declared daily and distributed monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

20	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Funds for Institutions Series

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. A fund, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY/ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory/Administration: The Trust, on behalf of each of Government Fund and Treasury Fund, entered into Investment Advisory Agreements with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of Government Fund’s and Treasury Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, Government Fund and Treasury Fund pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.350%
$500 Million — $750 Million	0.335
$750 Million — $1 Billion	0.320
Greater than $1 Billion	0.300

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (continued)	Funds for Institutions Series

The Trust, on behalf of the Feeder Funds, entered into an Administration Agreement with the BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities).

For such services, the Feeder Funds pay the Administrator a monthly fee at an annual rate equal to the following percentages of the average daily net assets of each Feeder Fund as follows:

Administration Fees
Premier Government Institutional Fund	0.10%
Treasury Strategies Institutional Fund	0.15
Select Treasury Strategies Institutional Fund	0.13

The Feeder Funds do not pay an investment advisory fee or investment management fee.

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. There are no fees payable by the Funds pursuant to the Distribution Agreement.

Expense Limitations, Waivers and Reimbursements: With respect to Government Fund and Treasury Fund, the Manager contractually agreed to waive a portion of the investment advisory fees through August 31, 2018, so that the annual investment advisory fee rate for each Fund was 0.20% of the Fund’s average daily net assets. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund. These amounts are included in fees waived by the Manager in the Statements of Operations.

For the year ended April 30, 2018, the amounts waived and/or reimbursed by the Manager pursuant to these arrangements were as follows:

Government Fund	$133,050
Treasury Fund	570,676

The Funds have begun to incur expenses in connection with a potential reconfiguration of the boards of directors of certain BlackRock-advised funds, including the Funds. The Administrator has voluntarily agreed to reimburse Treasury Strategies Institutional Fund for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the year ended April 30, 2018, the amount reimbursed was $1,272.

Under Select Treasury Strategies Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Treasury Strategies Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of Master Treasury Strategies Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator. For the year ended April 30, 2018, $252,906 was waived pursuant to this agreement. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations.

With respect to Premier Government Institutional Fund, the Administrator has contractually agreed to waive and/or reimburse fees and expenses of the Fund through August 31, 2018, so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.14% of the Fund’s average daily net assets. The agreement may be terminated with respect to the Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended April 30, 2018, $983,597 was waived pursuant to this agreement. This amount is included in fees waived and/or reimbursed by the Administrator in the Statements of Operations.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended April 30, 2018, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. Each Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

6.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

22	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Funds for Institutions Series

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2018. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

		Premier Government Institutional Fund	Treasury Strategies Institutional Fund	Select Treasury Institutional Fund	FFI Government Fund	FFI Treasury Fund
Ordinary income	04/30/18	$14,494,844	$5,134,063	$4,097,522	$594,422	$3,123,077
	04/30/17	$8,648,218	$1,928,215	$1,808,064	$421,661	$1,177,939
Long-term capital gains(a)	04/30/18	54,851	—	—	—	542
	04/30/17	—	—	—	562	4,713

	04/30/18	$14,549,695	$5,134,063	$4,097,522	$594,422	$3,123,619

	04/30/17	$8,648,218	$1,928,215	$1,808,064	$422,223	$1,182,652

(a)	The Funds designate these amounts paid during the fiscal years ended April 30, 2018 and April 30, 2017, as capital gain dividends.

As of period end, there were no significant differences between the book and tax components of net assets.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

7.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

8.	CAPITAL SHARE TRANSACTIONS

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Report of Independent Registered Public Accounting Firm	Funds For Institutions Series

To the Shareholders of BlackRock Premier Government Institutional Fund, BlackRock Treasury Strategies Institutional Fund, BlackRock Select Treasury Strategies Institutional Fund, FFI Government Fund and FFI Treasury Fund and the Board of Trustees of Funds For Institutions Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock Premier Government Institutional Fund, BlackRock Treasury Strategies Institutional Fund, BlackRock Select Treasury Strategies Institutional Fund, FFI Government Fund and FFI Treasury Fund of Funds For Institutions Series (the “Funds”), including the schedules of investments of FFI Government Fund and FFI Treasury Fund, as of April 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2018, and the results of their operations and for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

June 20, 2018

We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information  (unaudited)

During the fiscal year ended April 30, 2018, the following information is provided with respect to the ordinary income distributions paid by the Funds:

	Premier Government Institutional Fund	Treasury Strategies Institutional Fund	Select Treasury Institutional Fund	FFI Government Fund	FFI Treasury Fund(c)
Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents(a)
Months Paid:
May 2017 — December 2017	100.00%	100.00%	100.00%	100.00%	100.00%
January 2018 — April 2018	100.00	100.00	100.00	100.00	100.00
Federal Obligation Interest(b)	38.87	58.98	61.22	40.64	100.00

(a)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresidents aliens and foreign corporations.
(b)	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
(c)	At least 50% of the assets of the Fund were invested in federal obligations at the end of each fiscal quarter.

24	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information as of April 30, 2018	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Government Institutional Portfolio	Percent of Net Assets
Repurchase Agreements	54%
U.S. Government Sponsored Agency Obligations	38
Other Assets Less Liabilities	8

Master Treasury Strategies Institutional Portfolio	Percent of Net Assets
U.S. Treasury Obligations	100%

MASTER PORTFOLIO INFORMATION	25

Schedule of Investments April 30, 2018	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 37.8%
Federal Home Loan Bank Discount Notes(a):
1.73%, 05/09/18	$720	$719,723
1.59%, 05/11/18	25,000	24,989,028
1.65%, 05/17/18	15,230	15,218,899
1.72%, 06/13/18	1,725	1,721,477
1.75%, 06/20/18 - 07/05/18	36,625	36,510,792
1.79%, 07/18/18	740	737,136
1.84%, 07/20/18	37,815	37,660,799
1.94%, 08/29/18	815	809,784
2.02%, 10/19/18	10,000	9,905,000

U.S. Government Sponsored Agency Obligations — 37.8% (Cost — $128,272,638)		128,272,638

Total Repurchase Agreements — 53.9%		183,000,000

Total Investments — 91.7% (Cost — $311,272,638*)		311,272,638
Other Assets Less Liabilities — 8.3%		28,332,251

Net Assets — 100.0%		$339,604,889

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
HSBC Securities (USA), Inc.	1.72%	04/30/18	05/01/18	$71,000	$71,000	$71,003,392	U.S. Treasury Obligation, 0.00%, due 04/25/19	$74,035,000	$72,421,038
J.P. Morgan Securities LLC	1.71	04/30/18	05/01/18	20,000	20,000	20,000,950	U.S. Treasury Obligation, 2.13%, due 03/31/24	21,225,000	20,402,994
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.72	04/30/18	05/01/18	10,000	10,000	10,000,478	U.S. Treasury Obligation, 2.50%, due 02/15/45	11,435,700	10,200,078
	1.74	04/30/18	05/01/18	35,000	35,000	35,001,692	U.S. Government Sponsored Agency Obligation, 3.00%, due 09/25/43	40,015,188	36,750,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$45,000				$46,950,078

Mitsubishi UFJ Securities USA, Inc.	1.71	04/30/18	05/01/18	20,000	20,000	20,000,950	U.S. Government Sponsored Agency Obligations, 2.38% to 3.71%, due 05/01/35 to 04/01/48	109,150,197	20,600,000
Mizuho Securities USA, Inc.	1.74	04/30/18	05/01/18	5,000	5,000	5,000,242	U.S. Treasury Obligation, 1.50%, due 12/31/18	5,096,800	5,100,023
RBC Capital Markets LLC	1.72	04/30/18	05/01/18	12,000	12,000	12,000,573	U.S. Government Sponsored Agency Obligations, 0.00% to 7.00%, due 06/01/18 to 05/01/48	108,278,801	12,520,595
TD Securities (USA) LLC	1.72	04/30/18	05/01/18	5,000	5,000	5,000,239	U.S. Treasury Obligations, 1.13% to 2.00%, due 2/28/19 to 04/30/24	5,240,200	5,100,015
	1.74	04/30/18	05/01/18	5,000	5,000	5,000,242	U.S. Treasury Obligation, 2.00%, due 04/30/24	5,358,100	5,100,054

Total TD Securities (USA) LLC					$10,000				$10,200,069

					$183,000				$188,194,797

26	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2018	Master Premier Government Institutional Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$311,272,638	$—	$311,272,638

(a)	See above Schedule of Investments for values in each security type.

During the year ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments April 30, 2018	Master Treasury Strategies Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 99.7%
U.S. Treasury Bills(a):
1.69%, 05/03/18	$20,200	$20,198,401
1.69%, 05/03/18	199,000	198,981,261
1.64%, 05/10/18	75,000	74,969,625
1.62%, 05/17/18	123,000	122,912,851
1.67%, 05/31/18	75,000	74,897,187
U.S. Treasury Notes:
1.38%, 09/30/18	15,000	14,963,580

Total Investments — 99.7% (Cost — $506,922,905*)		506,922,905
Other Assets Less Liabilities — 0.3%		1,292,348

Net Assets — 100.0%		$508,215,253

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a):	$—	$506,922,905	$—	$506,922,905

	$—	$506,922,905	$—	$506,922,905

(a)	See above Schedule of Investments for values in each security type.

During the year ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

28	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

April 30, 2018

	Master Premier Government Institutional Portfolio	Master Treasury Strategies Institutional Portfolio

ASSETS
Investments at value — unaffiliated(a)	$128,272,638	$506,922,905
Repurchase agreements at value — unaffiliated(b)	183,000,000	—
Cash	28,455,927	1,382,279
Interest receivable — unaffiliated	8,757	17,469
Prepaid expenses	2,401	—

Total assets	339,739,723	508,322,653

LIABILITIES
Payables:
Professional fees	46,813	43,231
Custodian fees	23,779	21,284
Investment advisory fees	13,983	21,271
Directors’ fees	834	929
Other accrued expenses	49,425	20,685

Total liabilities	134,834	107,400

NET ASSETS	$339,604,889	$508,215,253

NET ASSETS CONSIST OF
Investors’ capital	$339,604,889	$508,215,253

NET ASSETS	$339,604,889	$508,215,253

(a) Investments at cost — unaffiliated	$128,272,638	$506,922,905
(b) Repurchase agreements at cost — unaffiliated	$183,000,000	$—

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations

Year Ended April 30, 2018

	Master Premier Government Institutional Portfolio	Master Treasury Strategies Institutional Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$16,888,177	$12,004,827

EXPENSES
Investment advisory	856,204	560,970
Accounting services	82,639	53,135
Custodian	174,998	45,161
Directors	16,745	14,133
Insurance	9,258	6,775
Printing	191	412
Professional	39,938	38,012
Miscellaneous	325	16,988

Total expenses	1,180,298	735,586

Net investment income	15,707,879	11,269,241

REALIZED GAIN
Net realized gain from investments — unaffiliated	68,084	155,491

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,775,963	$11,424,732

See notes to financial statements.

30	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	Master Premier Government Institutional Portfolio		Master Treasury Strategies Institutional Portfolio
	Year Ended April 30,		Year Ended April 30,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,707,879	$10,582,536	$11,269,241	$6,438,895
Net realized gain	68,084	313,178	155,491	314,181

Net increase in net assets resulting from operations	15,775,963	10,895,714	11,424,732	6,753,076

CAPITAL TRANSACTIONS
Proceeds from contributions	6,976,550,442	12,853,476,866	1,445,933,002	4,580,207,266
Value of withdrawals	(9,211,600,959)	(13,476,095,031)	(2,258,445,308)	(5,656,808,422)

Net decrease in net assets derived from capital share transactions	(2,235,050,517)	(622,618,165)	(812,512,306)	(1,076,601,156)

NET ASSETS
Total decrease in net assets	(2,219,274,554)	(611,722,451)	(801,087,574)	(1,069,848,080)
Beginning of year	2,558,879,443	3,170,601,894	1,309,302,827	2,379,150,907

End of year	$339,604,889	$2,558,879,443	$508,215,253	$1,309,302,827

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

	Master Premier Government Institutional Portfolio
	Year Ended April 30,
	2018	2017	2016	2015	2014
Total Return
Total return	1.04%	0.42%	0.24%	0.19%	0.19%

Ratios to Average Net Assets
Total expenses	0.07%	0.06%	0.06%	0.06%	0.06%

Total expenses after fees paid indirectly	0.07%	0.06%	0.06%	0.06%	0.06%

Net investment income	0.92%	0.39%	0.24%	0.18%	0.18%

Supplemental Data
Net assets, end of year (000)	$339,605	$2,558,879	$3,170,602	$3,441,445	$6,614,333

See notes to financial statements.

32	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	Master Treasury Strategies Institutional Portfolio
	Year Ended April 30,
	2018	2017	2016	2015	2014
Total Return
Total return	1.07%	0.39%	0.22%	0.18%	0.17%

Ratios to Average Net Assets
Total expenses	0.07%	0.07%	0.06%	0.06%	0.06%

Total expenses after fees waived and paid indirectly	0.07%	0.07%	0.06%	0.06%	0.06%

Net investment income	1.00%	0.36%	0.22%	0.16%	0.16%

Supplemental Data
Net assets, end of year (000)	$508,215	$1,309,303	$2,379,151	$3,474,716	$4,525,195

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements	Master Institutional Money Market LLC

1.	ORGANIZATION

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is classified as diversified. The Master LLC is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The financial statements relate to two series of the Master LLC: Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”).

Each Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Master Portfolio’s weekly liquid assets.

The Master LLC, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolios.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Master Portfolio seeks to maintain the net asset value (“NAV”) per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

34	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Master Institutional Money Market LLC

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. A Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY/ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Master Portfolio’s net assets.

Directors and Officers: Certain directors and/or officers of the Master LLC are directors and/or officers of BlackRock or its affiliates.

6.	INCOME TAX INFORMATION

Each Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolios’ assets will be managed so an investor in the Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2018. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolios as of April 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolios’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolios or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolios’ financial statements, if any, cannot be fully determined.

7.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (continued)	Master Institutional Money Market LLC

Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm	Master Institutional Money Market LLC

To the Investors of Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio and the Board of Directors of Master Institutional Money Market LLC:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio of Master Institutional Money Market LLC (the “Funds”), including the schedules of investments, as of April 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2018, and the results of their operations and for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

June 20, 2018

We have served as the auditor of one or more BlackRock investment companies since 1992.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37

Director and Officer Information

Independent Directors (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Rodney D. Johnson 1941	Chair of the Board (d) and Director (Since 2007)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 141 Portfolios	None
Mark Stalnecker 1951	Chair Elect of the Board (Since 2018) (d) and Director (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 141 Portfolios	None
Susan J. Carter 1956	Director (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (PCRI) since 2017.	26 RICs consisting of 141 Portfolios	None
Collette Chilton 1958	Director (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 141 Portfolios	None
Neil A. Cotty 1954	Director (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 141 Portfolios	None
Cynthia A. Montgomery 1952	Director (Since 2007)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 141 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 141 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Director (Since 2007)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 141 Portfolios	None
Kenneth L. Urish 1951	Director (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 141 Portfolios	None

38	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information  (continued)

Independent Directors (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Claire A. Walton 1957	Director (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 141 Portfolios	None
Frederick W. Winter 1945	Director (Since 2007)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 141 Portfolios	None
Interested Directors (a)(e)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert Fairbairn 1965	Director (Since 2018)	Senior Managing Director of BlackRock, Inc. since 2010; oversees BlackRock’s Strategic Partner Program and Strategic Product Management Group; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	128 RICs consisting of 311 Portfolios	None
John M. Perlowski 1964	Director (Since 2015) (g); President (f) (Since 2018); President (g) (since 2010); and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 311 Portfolios	None

(a) The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Directors serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate. The Board has approved extending the mandatory retirement age for Rodney D. Johnson until December 31, 2018.

(c) Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Directors as joining the Board in 2007, those Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

(e) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/Master LLC based on their positions with BlackRock and its affiliates. Mr. Fairbairn and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

(f)  President of the Trust.

(g) President of the Master LLC.

DIRECTOR AND OFFICER INFORMATION	39

Director and Officer Information  (continued)

Officers Who Are Not Directors (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. (b) Officers of the Trust/Master LLC serve at the pleasure of the Board.

Further information about the Trust/Master LLC’s Officers and Directors is available in the Trust/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 626-1960.

Effective February 22, 2018, Barbara G. Novick resigned and Robert Fairbairn was appointed, as an interested Director of the Trust/Master LLC.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust/Master LLC.

Investment Adviser/Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Transfer Agent

DST Asset Manager Solutions, Inc.

Boston, MA 02266

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/Master LLC

60 State Street

Boston, MA 02109

40	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	41

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

FFI-4/18-AR

Item 2 –	Code of Ethics – Each registrant (or each, a “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock Advisors, LLC’s (“Investment Adviser” or “BlackRock”) General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrants undertake to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

BlackRock Premier Government Institutional Fund	$8,000	$9,218	$0	$4,000	$9,800	$9,792	$0	$0
BlackRock Select Treasury Strategies Institutional Fund	$8,000	$9,218	$0	$4,000	$9,800	$9,792	$0	$0
BlackRock Treasury Strategies Institutional Fund	$8,000	$9,830	$0	$4,000	$9,800	$9,792	$0	$0
FFI Government Fund	$26,000	$32,997	$0	$4,000	$9,800	$9,792	$0	$0
FFI Treasury Fund	$24,000	$30,702	$0	$4,000	$9,800	$9,792	$0	$0
Master Premier Government Institutional Portfolio	$26,000	$38,199	$0	$2,000	$13,300	$13,260	$0	$0
Master Treasury Strategies Institutional Portfolio	$24,000	$38,199	$0	$2,000	$13,300	$13,260	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0

(d) All Other Fees[3]	$2,274,000	$2,129,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,274,000 and $2,129,000 for the current fiscal year and previous fiscal year, respectively, were paid to each Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of each Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Premier Government Institutional Fund	$9,800	$13,792
BlackRock Select Treasury Strategies Institutional Fund	$9,800	$13,792
BlackRock Treasury Strategies Institutional Fund	$9,800	$13,792
FFI Government Fund	$9,800	$13,792
FFI Treasury Fund	$9,800	$13,792
Master Premier Government Institutional Portfolio	$13,300	$15,260
Master Treasury Strategies Institutional Portfolio	$13,300	$15,260

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,274,000	$2,129,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrants.

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) –     Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 5, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 5, 2018